Cover	Feb. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2022
Entity File Number	000-33385
Entity Registrant Name	CALAVO GROWERS, INC.
Entity Central Index Key	0001133470
Entity Tax Identification Number	33-0945304
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1141-A Cummings Road
Entity Address, City or Town	Santa Paula
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93060
City Area Code	805
Local Phone Number	525-1245
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CVGW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false